UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment: [  ]; Amendment Number: ____________
         This Amendment (Check only one):   [  ]    is a restatement.
                                            [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Peconic Partners LLC
Address:   P.O. Box 3002
           506 Montauk Highway
           East Quogue, NY  11942

Form 13F File Number: 28-6618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph W. Sullivan
Title:     Chief Compliance Officer
Phone:     (212) 904-0444

Signature, Place, and Date of Signing:

/s/ Joseph W. Sullivan             New York, NY            August 14, 2006
----------------------            -------------            ---------------
[Signature]                       [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

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                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA-ES Inc                     common           005208103      171    10000 SH       SOLE                    10000
AMR Corp.                      common           001765106     6164   242500 SH       SOLE                   242500
Agnico-Eagle Mines Limited     common           008474108    17936   542200 SH       SOLE                   542200
Alcan Inc                      common           013716105    15805   336700 SH       SOLE                   336700
Allen Organ Co - Cl B          common           017753104      461     5839 SH       SOLE                     5839
Alliance Fiber Optic Products  common           018680108       72    50000 SH       SOLE                    50000
Alliance Holdings GP           common           01861g100      640    29500 SH       SOLE                    29500
Alliance Resource Partners     common           01877R108     1638    45200 SH       SOLE                    45200
American Electric Power Co., I common           025537101      342    10000 SH       SOLE                    10000
American Tower Corp. (Class A) common           029912201     2527    81200 SH       SOLE                    81200
BPZ Energy, Inc.               common           055639108      422   105592 SH       SOLE                   105592
Baidu.com, Inc                 common           056752108     1275    15450 SH       SOLE                    15450
Bally Technologies Inc         common           01859P609      288    17500 SH       SOLE                    17500
Biogen Idec Inc                common           09062X103     2687    58000 SH       SOLE                    58000
Bristol-Myers Squibb Co.       common           110122108     2770   107100 SH       SOLE                   107100
Burlington Northern Santa Fe   common           12189T104      396     5000 SH       SOLE                     5000
CV Therapeutics Inc            common           126667104      629    45000 SH       SOLE                    45000
Capital Energy Resources       common           14057u304      134    30600 SH       SOLE                    30600
Celgene                        common           151020104     8495   179100 SH       SOLE                   179100
Chamaelo Exploration Ltd       common           157679101      226    50000 SH       SOLE                    50000
Childrens Place Retail Stores  common           168905107      600    10000 SH       SOLE                    10000
China Enterprises Ltd.         common           G2109M100      893   446375 SH       SOLE                   446375
Coeur d'Alene Mines Corp.      common           192108108    16209  3369800 SH       SOLE                  3369800
Constellation Copper Corp      common           21036T209      114    50000 SH       SOLE                    50000
Continental Airlines Inc CL B  common           210795308    22124   742400 SH       SOLE                   742400
Crew Energy Inc                common           226533107      252    21000 SH       SOLE                    21000
Dexcom Inc.                    common           252131107     1697   125000 SH       SOLE                   125000
Dobson Communications - Class  common           256069105       77    10000 SH       SOLE                    10000
Dynegy Inc.                    common           26816Q101     1094   200000 SH       SOLE                   200000
Entergy Corp.                  common           29364G103      707    10000 SH       SOLE                    10000
Far East Energy Corp           common           307325100      165   103000 SH       SOLE                   103000
Finisar                        common           31787a101       49    15000 SH       SOLE                    15000
FirstEnergy Corp.              common           337932107      542    10000 SH       SOLE                    10000
Gasco Energy Inc               common           367220100      108    25000 SH       SOLE                    25000
Genentech Inc.                 common           368710406     2045    25000 SH       SOLE                    25000
Genzyme Corp. - General Divisi common           372917104     5672    92900 SH       SOLE                    92900
Gilead Sciences Inc.           common           375558103     5916   100000 SH       SOLE                   100000
Google Inc.                    common           38259P508    29464    70264 SH       SOLE                    70264

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                                                  FORM 13F INFORMATION TABLE - CONTINUED
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Halliburton Co.                common           406216101     7310    98500 SH       SOLE                    98500
Hecla Mining Company           common           422704106      257    48900 SH       SOLE                    48900
Hess Corporation               common           42809h107     1374    26000 SH       SOLE                    26000
Hunt (JB) Transport Services I common           445658107      685    27500 SH       SOLE                    27500
J.C. Penney Company Inc.       common           708160106     1343    19900 SH       SOLE                    19900
Jetblue Airways Corp           common           477143101     9141   753000 SH       SOLE                   753000
Johnson & Johnson              common           478160104     3020    50400 SH       SOLE                    50400
Joy Global Inc                 common           481165108     5491   105415 SH       SOLE                   105415
K-Sea Transportation Partner   common           48268Y101      225     7000 SH       SOLE                     7000
Kellogg Co.                    common           487836108     1361    28100 SH       SOLE                    28100
L.B. Foster Co.                common           350060109      364    15000 SH       SOLE                    15000
Matritech, Inc.                common           576818108       54    50000 SH       SOLE                    50000
Maverick Tube Corp             common           577914104     3235    51200 SH       SOLE                    51200
Mirant Corp New Com            common           60467R100      555    20718 SH       SOLE                    20718
Mosaic Company                 common           61945A107     5221   333600 SH       SOLE                   333600
Myriad Genetics Inc.           common           62855J104      379    15000 SH       SOLE                    15000
NQL Energy Services Inc. (Clas common           62936W108      384    56000 SH       SOLE                    56000
NRG Energy Inc.                common           629377508      482    10000 SH       SOLE                    10000
NS Group Inc.                  common           628916108     3211    58300 SH       SOLE                    58300
Nabors Industries Ltd.         common           G6359F103     3379   100000 SH       SOLE                   100000
National Oilwell Varco Inc.    common           637071101     2539    40100 SH       SOLE                    40100
NetEase.com Inc.               common           64110w102      223    10000 SH       SOLE                    10000
Noble Corp.                    common           g65422100     1481    19900 SH       SOLE                    19900
NovaGold Resources             common           66987e206     2372   185000 SH       SOLE                   185000
Nuance Communications, Inc.    common           67020Y100      302    30000 SH       SOLE                    30000
Office Depot Inc.              common           676220106    14451   380300 SH       SOLE                   380300
Oracle Corp.                   common           68389X105     2666   184000 SH       SOLE                   184000
Patterson-UTI Energy, Inc.     common           703481101     7313   258310 SH       SOLE                   258310
Pinnacle Entertainment Inc.    common           723456109      306    10000 SH       SOLE                    10000
Pope & Talbot Inc              common           732827100       62    10000 SH       SOLE                    10000
Qualcomm, Inc.                 common           747525103      401    10000 SH       SOLE                    10000
Quest Diagnostics Inc          common           74834L100     1432    23900 SH       SOLE                    23900
RBC Bearings, Inc              common           75524B104      227    10000 SH       SOLE                    10000
RSA Security Inc               common           749719100      542    20000 SH       SOLE                    20000
Reliant Resources Inc          common           75952B105     1318   110000 SH       SOLE                   110000
Rowan Companies Inc.           common           779382100      356    10000 SH       SOLE                    10000
SBA Communications Corp        common           78388j106     6535   250000 SH       SOLE                   250000
Sasol Ltd Sponsored Adr        common           803866300      773    20000 SH       SOLE                    20000
Silver Standard Resources      common           82823l106     4596   229800 SH       SOLE                   229800
Sirenza Microdevices Inc       common           82966T106      121    10000 SH       SOLE                    10000
Smith Micro Software           common           832154108      801    50000 SH       SOLE                    50000

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                                                  FORM 13F INFORMATION TABLE - CONTINUED
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Smurfit-Stone Container Corp.  common           832727101      328    30000 SH       SOLE                    30000
Sohu.com                       common           83408w103      570    22100 SH       SOLE                    22100
Tencent Holdings               common           b01ct30       1259   600000 SH       SOLE                   600000
Tesco Corp.                    common           88157K101     1959    95100 SH       SOLE                    95100
Tibco Software Inc.            common           88632Q103     8730  1238230 SH       SOLE                  1238230
Transocean Inc.                common           G90078109    15746   196045 SH       SOLE                   196045
US Airways Group Inc           common           90341w108    72136  1427300 SH       SOLE                  1427300
Wabtec Corp Com                common           929740108      374    10000 SH       SOLE                    10000
Wal-Mart Stores, Inc.          common           931142103    10308   214000 SH       SOLE                   214000
Yahoo Inc.                     common           984332106    32330   979700 SH       SOLE                   979700
Stoneham Drilling Trust        preferred        861823102      236    12700 SH       SOLE                    12700
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